Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Reconciliation of Total Provision for Income Taxes with Amounts Computed at Federal Tax Rate of 35%

The following table reconciles the total provision for income taxes recorded in the consolidated statement of income with the amounts computed at the statutory federal tax rate of 35%.

(In Millions)	2013	2012	2011
Tax at Statutory Rate	$376.4	$347.3	$309.3
Tax Exempt Income	(6.2)	(8.0)	(9.9)
Leveraged Lease Adjustments	(2.3)	(12.0)	(4.7)
Foreign Tax Rate Differential	(27.6)	(27.1)	(21.3)
State Taxes, net	26.3	20.4	22.8
Other	(22.4)	(15.6)	(16.1)

Provision for Income Taxes	$344.2	$305.0	$280.1

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(In Millions)	2013	2012
Balance at January 1	$19.4	$17.8
Additions for Tax Positions Taken in Prior Years	2.4	4.6
Reductions for Tax Positions Taken in Prior Years	(4.4)	(1.2)
Reductions Resulting from Expiration of Statutes	(1.8)	(1.8)

Balance at December 31	$15.6	$19.4

Components of Consolidated Provision for Income Taxes

The components of the consolidated provision for income taxes for each of the three years ended December 31 are as follows:

(In Millions)	2013	2012	2011
Current Tax Provision:
Federal	$185.6	$140.5	$113.6
State	24.6	21.4	15.1
Non-U.S.	67.4	63.4	54.2

Total	277.6	$225.3	$182.9

Deferred Tax Provision:
Federal	53.9	$66.0	$84.0
State	14.1	10.6	11.3
Non-U.S.	(1.4)	3.1	1.9

Total	66.6	79.7	97.2

Provision for Income Taxes	$344.2	$305.0	$280.1

Tax Charges (Benefits) Recorded Directly to Stockholders' Equity

In addition to the amounts shown above, tax charges (benefits) have been recorded directly to stockholders’ equity for the following items:

(In Millions)	2013	2012	2011
Current Tax Benefit for Employee Stock Options and Other Stock-Based Plans	$3.0	$2.3	$0.6
Tax Effect of Other Comprehensive Income	4.3	18.7	(5.2)

Deferred Tax Liabilities and Assets

Deferred tax liabilities and assets have been computed as follows:

	DECEMBER 31,
(In Millions)	2013	2012	2011
Deferred Tax Liabilities:
Lease Financing	$392.0	$409.1	$398.2
Software Development	299.0	277.8	254.9
Accumulated Depreciation	22.0	19.7	48.6
Compensation and Benefits	112.2	29.7	7.1
State Taxes, net	63.3	54.7	52.4
Other Liabilities	104.0	170.9	137.6

Gross Deferred Tax Liabilities	992.5	961.9	898.8

Deferred Tax Assets:
Allowance for Credit Losses	107.8	114.7	114.5
Other Assets	81.1	114.5	150.0

Gross Deferred Tax Assets	188.9	229.2	264.5

Valuation Reserve	–	–	–
Deferred Tax Assets, net of Valuation Reserve	188.9	229.2	264.5

Net Deferred Tax Liabilities	$803.6	$732.7	$634.3